SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
SEGMENT INFORMATION
SEGMENT INFORMATION

8. SEGMENT INFORMATION

The Group’s principal business activities are related to the discovery and development of novel antibody-based cancer medicines. The Group manages the business activities on a consolidated basis and operates in one reportable segment. The determination of a single reportable segment is consistent with the consolidated financial information regularly provided to the Group’s chief operating decision maker (CODM), which is its Chief Executive Officer, who reviews and evaluates consolidated net income (loss) for purposes of assessing performance, making operating decisions, allocating resources and planning and forecasting for future periods. The accounting policies of the segment are the same as those described in the summary of significant accounting policies for the Group. Refer to Note 2 for additional information.

Significant expenses within income (loss) from operations, as well as within net income (loss), include research and development, and administrative expenses, which are each separately presented on the Group’s condensed consolidated statements of comprehensive loss. Other segment items within net income (loss) include interest and investment income, interest expense, other income, net, and income tax benefit (expense).

In addition to the significant expense categories included within the consolidated net loss presented on the Group’s condensed consolidated statements of comprehensive loss, see below for disaggregated amounts that comprise research and development expenses:

	For the six months ended June 30,
	2025	2026
	US$	US$
Direct research and development expenses(a)	3,940,166	5,575,874
Indirect research and development expenses(b)
Payroll and other related costs of personnel	6,340,610	6,773,495
Lab supplies and other research and development expenses	1,734,408	1,615,298
Total indirect research and development expenses	8,075,018	8,388,793
Total research and development expenses	12,015,184	13,964,667

Note (a): Direct research and development expenses consist principally of: (1) costs related to clinical trials such as payments to CRO, CDMO, investigators, and clinical trial sites that conduct the clinical studies; and (2) costs to develop the product candidates, including costs related to product testing.

Note (b): Indirect research and development expenses are not allocated directly to each program, and primarily consist of compensation and other personnel related costs, overhead and infrastructure costs to maintain our facilities, and other costs related to activities that benefit multiple projects.

The measure of segment assets is reported on the condensed consolidated balance sheets as consolidated total assets. The Group’s long-lived assets consist primarily of property, plant and equipment, net. No geographical segments are presented as a substantial portion of the Group’s long-lived assets are located in the PRC with the exception of certain laboratory and electronic equipment which are located in the U.S.